UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2016
Date of reporting period: January 31, 2016

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis FUNDS

Davis New York Venture Fund

January 31, 2016

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS NEW YORK VENTURE FUND	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Fund's website at www.davisfunds.com or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis	Danton G. Goei
President & Portfolio Manager	Portfolio Manager

March 4, 2016

DAVIS NEW YORK VENTURE FUND	Management's Discussion of Fund Performance

Performance Overview
Davis New York Venture Fund underperformed the Standard & Poor's 500® Index ("S&P 500®") for the six-month period ended January 31, 2016. The Fund's Class A shares delivered a total return on net asset value of negative 11.18%, versus a negative 6.77% return for the S&P 500®. The sectors1 within the S&P 500® that reported the weakest performance were Materials (down 14%), Energy (down 13%), and Health Care (down 12%). The only sectors within the S&P 500® that reported positive performance were Telecommunication Services (up 7%), Utilities (up 5%), and Consumer Staples (up 2%).

Detractors from Performance
The Fund's holdings in the Financials sector were the most significant detractor2 from performance. The Fund's Financial holdings were down about 15%, compared to down 12% for the S&P 500® sector. The Fund suffered from a heavily weighted position (32%, versus 17% for the S&P 500®) in this sector. American Express3 (down 29%) was the Fund's overall top detractor. Wells Fargo (down 12%) and Bank of New York Mellon (down 16%) were also leading detractors.

Returns from holdings in the Consumer Discretionary sector were another drag on performance. The Fund's Consumer Discretionary holdings were down about 13%, compared to down 7% for the S&P 500® sector. Liberty Global (down 31%) and CarMax (down 32%) were weak performers.

Additional detractors included Valeant Pharmaceuticals (down 65%) from the Health Care sector, LafargeHolcim (down 36%) and OCI (down 47%) from the Materials sector, and Encana (down 41%) and Cabot Oil & Gas (down 20%) from the Energy sector.

The Fund did not have any holdings in the top two performing sectors of the S&P 500®, Telecommunication Services and Utilities.

Approximately 12% of the Fund's net assets were invested in foreign securities. As a whole, the Fund's foreign and domestic holdings both produced negative performance figures, with its foreign holdings significantly underperforming its domestic holdings (down 29%, compared to down 8%).

Contributors to Performance
The Fund's holdings in the Information Technology sector made significant contributions to performance. The Fund's Information Technology holdings were up about 18%, compared to down 3% for the S&P 500® sector. ASAC II L.P. (up 40%), an investment vehicle whose underlying assets are shares of the video game publisher Activision Blizzard, was the Fund's overall top contributor. The Fund's second-strongest performer and largest position was Alphabet (up 18%, inclusive of both Class A and C shares), a holding company for Google. Microsoft (up 20%), Didi Kuaidi (up 13%), Texas Instruments (up 7%), Qihoo 360 Technology (up 16%), and Facebook (up 8%) were also strong performers.

Returns from holdings in the Consumer Staples sector helped performance. The Fund's Consumer Staples holdings were up 4%, compared to up 2% for the S&P 500® sector. Heineken (up 10%) was a key contributor.

Additional contributors included Amazon (up 9%), the Fund's second-largest holding, from the Consumer Discretionary sector and Precision Castparts (up 18%) from the Industrials sector. The Fund no longer owns Precision Castparts.

Davis New York Venture Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis New York Venture Fund's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. * See the prospectus for a full description of each risk.
Past performance does not guarantee future results, fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended January 31, 2016, unless otherwise noted. Return figures for underlying fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g. trading activity, weighting). Portfolio holding information is as of the end of the six-month period, January 31, 2016, unless otherwise noted.
1  The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.
2  A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3  This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis New York Venture Fund Class A versus the
Standard & Poor's 500® Index over 10 years for an investment made on January 31, 2006

Average Annual Total Return for periods ended January 31, 2016

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(2.44)%	7.45%	4.33%	11.42%	02/17/69	0.88%	0.88%
Class A - with sales charge	(7.07)%	6.41%	3.82%	11.31%	02/17/69	0.88%	0.88%
Class B†, **	(6.48)%	6.21%	3.70%	9.15%	12/01/94	1.83%	1.83%
Class C**	(3.98)%	6.61%	3.52%	8.50%	12/20/94	1.66%	1.66%
Class R	(2.70)%	7.13%	3.99%	6.37%	08/20/03	1.17%	1.17%
Class Y	(2.18)%	7.71%	4.59%	7.89%	10/02/96	0.63%	0.63%
S&P 500® Index***	(0.67)%	10.91%	6.48%	9.75%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis New York Venture Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the "10-Year" and "Since Inception" returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge.
***Inception return is from February 17, 1969.

DAVIS NEW YORK VENTURE FUND	Fund Overview
January 31, 2016 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 01/31/16 Net Assets)		(% of 01/31/16 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	87.17%	Information Technology	19.48%	20.66%
Common Stock (Foreign)	10.86%	Diversified Financials	15.51%	4.76%
Preferred Stock (Foreign)	1.12%	Banks	11.99%	5.67%
Short-Term Investments	0.33%	Retailing	11.81%	5.40%
Other Assets & Liabilities	0.52%	Materials	9.59%	2.60%
	100.00%	Energy	7.84%	6.64%
		Health Care	7.03%	14.76%
		Capital Goods	4.57%	7.04%
		Insurance	2.62%	2.68%
		Media	2.11%	3.13%
		Consumer Services	1.81%	1.98%
		Other	1.71%	13.03%
		Automobiles & Components	1.60%	0.89%
		Food, Beverage & Tobacco	1.34%	6.00%
		Consumer Durables & Apparel	0.99%	1.46%
		Utilities	–	3.30%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 01/31/16 Net Assets)

Alphabet Inc.*	Software & Services	7.43%
Amazon.com, Inc.	Retailing	6.85%
Wells Fargo & Co.	Banks	5.41%
ASAC II L.P.	Software & Services	5.03%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	4.74%
JPMorgan Chase & Co.	Banks	4.72%
United Technologies Corp.	Capital Goods	3.41%
Monsanto Co.	Materials	3.29%
Bank of New York Mellon Corp.	Capital Markets	3.02%
American Express Co.	Consumer Finance	2.99%

*Alphabet Inc. holding includes Class A and Class C.

DAVIS NEW YORK VENTURE FUND	Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended January 31, 2016.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(08/01/15)	(01/31/16)	(08/01/15-01/31/16)

Class A (annualized expense ratio 0.88%**)
Actual	$1,000.00	$888.16	$4.18
Hypothetical	$1,000.00	$1,020.71	$4.47
Class B (annualized expense ratio 1.83%**)
Actual	$1,000.00	$883.82	$8.67
Hypothetical	$1,000.00	$1,015.94	$9.27
Class C (annualized expense ratio 1.66%**)
Actual	$1,000.00	$884.66	$7.86
Hypothetical	$1,000.00	$1,016.79	$8.42
Class R (annualized expense ratio 1.17%**)
Actual	$1,000.00	$886.86	$5.55
Hypothetical	$1,000.00	$1,019.25	$5.94
Class Y (annualized expense ratio 0.63%**)
Actual	$1,000.00	$889.39	$2.99
Hypothetical	$1,000.00	$1,021.97	$3.20

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
January 31, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.03%)
CONSUMER DISCRETIONARY – (18.16%)
Automobiles & Components – (1.59%)
Johnson Controls, Inc.	5,393,397	$193,461,150
Consumer Durables & Apparel – (0.98%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	1,154,669	75,048,732
Hunter Douglas N.V. (Netherlands)	1,102,351	44,251,542
		119,300,274
Consumer Services – (1.80%)
Las Vegas Sands Corp.	4,855,630	218,988,913
Media – (2.09%)
Liberty Global PLC, LiLAC Class C *	366,201	13,494,507
Liberty Global PLC, Series C *	7,228,204	240,771,475
		254,265,982
Retailing – (11.70%)
Advance Auto Parts, Inc.	382,567	58,169,312
Amazon.com, Inc. *	1,421,450	834,391,150
CarMax, Inc. *	7,048,379	311,397,384
Liberty Interactive Corp., Liberty Ventures, Series A *	900,778	35,427,599
Liberty Interactive Corp., QVC Group, Series A *	1,588,121	41,386,433
Liberty TripAdvisor Holdings Inc., Series A *	516,811	11,540,390
Priceline Group Inc. *	124,643	132,741,056
		1,425,053,324
	Total Consumer Discretionary	2,211,069,643
CONSUMER STAPLES – (2.30%)
Food & Staples Retailing – (0.97%)
Costco Wholesale Corp.	779,016	117,724,898
Food, Beverage & Tobacco – (1.33%)
Diageo PLC (United Kingdom)	3,221,563	86,729,325
Heineken Holding N.V. (Netherlands)	979,715	74,975,607
		161,704,932
	Total Consumer Staples	279,429,830
ENERGY – (7.77%)
Apache Corp.	8,498,787	361,538,399
Cabot Oil & Gas Corp.	8,175,960	169,651,170
Encana Corp. (Canada)	36,776,022	160,711,216
EOG Resources, Inc.	161,582	11,475,554
Occidental Petroleum Corp.	3,264,786	224,715,220
Ultra Petroleum Corp. *(a)	7,860,181	17,764,009
	Total Energy	945,855,568
FINANCIALS – (29.87%)
Banks – (11.89%)
Citizens Financial Group Inc.	6,058,592	128,745,080
JPMorgan Chase & Co.	9,660,277	574,786,482
Standard Chartered PLC (United Kingdom)	12,590,808	84,937,487
Wells Fargo & Co.	13,106,419	658,335,426
		1,446,804,475
Diversified Financials – (15.38%)
Capital Markets – (4.40%)
Bank of New York Mellon Corp.	10,137,024	367,163,009

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Charles Schwab Corp.	6,571,586	$167,772,591
		534,935,600
Consumer Finance – (4.05%)
American Express Co.	6,811,577	364,419,370
Capital One Financial Corp.	1,964,944	128,939,625
		493,358,995
Diversified Financial Services – (6.93%)
Berkshire Hathaway Inc., Class A *	2,972	577,638,068
Moody's Corp.	816,989	72,826,399
Visa Inc., Class A	2,597,787	193,509,154
		843,973,621
		1,872,268,216
Insurance – (2.60%)
Multi-line Insurance – (0.95%)
Fairfax Financial Holdings Ltd. (Canada)	27,757	14,220,744
Loews Corp.	2,732,556	101,131,897
		115,352,641
Property & Casualty Insurance – (1.65%)
Chubb Ltd.	1,193,014	134,894,093
Markel Corp. *	79,149	66,521,569
		201,415,662
		316,768,303
	Total Financials	3,635,840,994
HEALTH CARE – (6.97%)
Health Care Equipment & Services – (5.40%)
Express Scripts Holding Co. *	3,189,735	229,246,254
Laboratory Corp. of America Holdings *	860,698	96,699,420
Quest Diagnostics Inc.	1,870,231	122,818,070
UnitedHealth Group Inc.	1,815,435	209,065,495
		657,829,239
Pharmaceuticals, Biotechnology & Life Sciences – (1.57%)
Valeant Pharmaceuticals International, Inc. (Canada)*	2,115,858	190,892,709
	Total Health Care	848,721,948
INDUSTRIALS – (5.26%)
Capital Goods – (4.53%)
Orascom Construction Ltd. (United Arab Emirates)*	3,226,636	21,098,440
PACCAR Inc.	2,221,985	109,032,804
Schneider Electric SE (France)	132,752	7,083,083
United Technologies Corp.	4,729,520	414,731,609
		551,945,936
Commercial & Professional Services – (0.06%)
Tyco International PLC	214,244	7,367,851
Transportation – (0.67%)
Kuehne + Nagel International AG (Switzerland)	532,368	70,458,877

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2016 (Unaudited)

	Shares/Units/ Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (Continued)
Wesco Aircraft Holdings, Inc. *	949,289	$10,717,473
		81,176,350
	Total Industrials	640,490,137
INFORMATION TECHNOLOGY – (18.19%)
Semiconductors & Semiconductor Equipment – (1.45%)
Texas Instruments Inc.	3,347,086	177,161,262
Software & Services – (16.74%)
Alphabet Inc., Class A *	450,450	342,950,108
Alphabet Inc., Class C *	755,217	561,088,470
ASAC II L.P. *(b)	247,000,000	612,782,300
Facebook Inc., Class A *	1,391,714	156,164,228
Microsoft Corp.	2,847,016	156,842,111
Oracle Corp.	3,197,943	116,117,310
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	770,051	55,220,357
SouFun Holdings Ltd., Class A, ADR (China)	6,113,550	36,436,758
		2,037,601,642
	Total Information Technology	2,214,762,904
MATERIALS – (9.51%)
Ecolab Inc.	1,326,135	143,050,183
LafargeHolcim Ltd. (Switzerland)*	6,746,133	286,083,527
Monsanto Co.	4,426,530	401,043,618
OCI N.V. (Netherlands)*	6,275,375	113,567,989
Praxair, Inc.	2,134,765	213,476,500
	Total Materials	1,157,221,817
TOTAL COMMON STOCK – (Identified cost $8,929,214,694)		11,933,392,841
PREFERRED STOCK – (1.12%)
INFORMATION TECHNOLOGY – (1.12%)
Software & Services – (1.12%)
Didi Kuaidi Joint Co., Series A (China)*(b)	4,464,046	136,494,903
TOTAL PREFERRED STOCK – (Identified cost $123,908,043)		136,494,903
SHORT-TERM INVESTMENTS – (0.33%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.34%, 02/01/16, dated 01/29/16, repurchase value of $13,309,377 (collateralized by: US Government agency obligations in a pooled cash account, 0.875%-1.75%, 09/28/16-06/22/20, total market value $13,575,180)	$13,309,000	13,309,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.36%, 02/01/16, dated 01/29/16, repurchase value of $13,467,404 (collateralized by: US Government agency mortgages in a pooled cash account, 1.968%-3.75%, 03/01/22-12/01/45, total market value $13,736,340)	13,467,000	13,467,000

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2016 (Unaudited)

			Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.46%, 02/01/16, dated 01/29/16, repurchase value of $13,467,516 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.445%-5.00%, 02/01/24-01/01/46, total market value $13,736,340)			$13,467,000		$13,467,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $40,243,000)				40,243,000
	Total Investments – (99.48%) – (Identified cost $9,093,365,737) – (c)				12,110,130,744
	Other Assets Less Liabilities – (0.52%)				63,506,939
	Net Assets – (100.00%)				$12,173,637,683

ADR: American Depositary Receipt

*			Non-Income producing security.

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2016. The aggregate fair value of the securities of affiliated companies held by the Fund as of January 31, 2016, amounts to $17,764,009. Transactions during the period in which the issuers were affiliates are as follows:

	Shares	Gross	Gross	Shares	Dividend
Security	July 31, 2015	Additions	Reductions	January 31, 2016	Income
Ultra Petroleum Corp.	10,431,297	–	2,571,116	7,860,181	$–

(b)			Restricted Security – See Note 7 of the Notes to Financial Statements.

(c)			Aggregate cost for federal income tax purposes is $9,093,295,414. At January 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation				$4,349,074,400
	Unrealized depreciation				(1,332,239,070)
	Net unrealized appreciation				$3,016,835,330

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities
At January 31, 2016 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments):
Unaffiliated companies	$12,092,366,735
Affiliated companies	17,764,009
Cash	14,522
Receivables:
Capital stock sold	16,079,698
Dividends and interest	15,902,901
Investment securities sold	68,892,986
Prepaid expenses	309,132
Total assets	12,211,329,983
LIABILITIES:
Payables:
Capital stock redeemed	18,031,395
Investment securities purchased	7,350,925
Accrued distribution and service plan fees	3,672,813
Accrued investment advisory fee	5,641,961
Accrued transfer agent fees	2,313,649
Other accrued expenses	681,557
Total liabilities	37,692,300
NET ASSETS	$12,173,637,683
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$21,757,341
Additional paid-in capital	8,193,569,459
Undistributed net investment income	4,802,319
Accumulated net realized gains from investments and foreign currency transactions	936,991,876
Net unrealized appreciation on investments and foreign currency transactions	3,016,516,688
Net Assets	$12,173,637,683

*Including:
Cost of unaffiliated companies	$8,887,885,108
Cost of affiliated companies	205,480,629

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities – (Continued)
At January 31, 2016 (Unaudited)

CLASS A SHARES:
Net assets	$6,543,401,085
Shares outstanding	231,289,086
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$28.29
Maximum offering price per share (100/95.25 of $28.29)†	$29.70
CLASS B SHARES:
Net assets	$55,763,859
Shares outstanding	2,163,896
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$25.77
CLASS C SHARES:
Net assets	$2,440,046,581
Shares outstanding	92,737,744
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$26.31
CLASS R SHARES:
Net assets	$208,244,048
Shares outstanding	7,336,211
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$28.39
CLASS Y SHARES:
Net assets	$2,926,182,110
Shares outstanding	101,619,891
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$28.80

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Operations
For the six months ended January 31, 2016 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$98,942,819
Interest		84,972
Net securities lending fees		250,205
Total income		99,277,996
Expenses:
Investment advisory fees (Note 3)	$37,125,609
Custodian fees	1,146,285
Transfer agent fees:
Class A	3,939,939
Class B	100,391
Class C	1,516,570
Class R	146,643
Class Y	1,347,658
Audit fees	56,400
Legal fees	21,784
Accounting fees (Note 3)	217,500
Reports to shareholders	510,000
Directors' fees and expenses	235,606
Registration and filing fees	125,000
Miscellaneous	253,726
Distribution and service plan fees (Note 3):
Class A	9,130,087
Class B	349,849
Class C	14,006,381
Class R	590,533
Total expenses		70,819,961
Net investment income		28,458,035
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions:
Unaffiliated companies		1,665,978,010
Affiliated companies		(60,231,852)
Foreign currency transactions		(163,263)
Net realized gain		1,605,582,895
Net decrease in unrealized appreciation		(3,295,241,599)
Net realized and unrealized loss on investments and foreign currency transactions		(1,689,658,704)
Net decrease in net assets resulting from operations		$(1,661,200,669)

*Net of foreign taxes withheld as follows		$1,450,734

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statements of Changes in Net Assets

	Six months ended
	January 31, 2016	Year ended
	(Unaudited)	July 31, 2015
OPERATIONS:
Net investment income	$28,458,035	$56,693,115
Net realized gain from investments and foreign currency transactions	1,605,582,895	3,939,209,953
Net decrease in unrealized appreciation on investments and foreign currency transactions	(3,295,241,599)	(2,327,015,612)
Net increase (decrease) in net assets resulting from operations	(1,661,200,669)	1,668,887,456
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(16,625,141)	(39,959,266)
Class R	(152,199)	(375,977)
Class Y	(11,722,953)	(30,734,884)
Realized gains from investment transactions:
Class A	(677,915,272)	(1,846,445,358)
Class B	(6,585,504)	(20,415,105)
Class C	(266,242,315)	(637,820,126)
Class R	(21,100,234)	(52,766,201)
Class Y	(305,598,358)	(897,640,187)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(874,550,784)	(1,115,162,689)
Class B	(9,574,286)	(39,164,299)
Class C	(15,195,152)	142,731,762
Class R	495,985	(23,160,746)
Class Y	(293,821,921)	(700,207,802)
Total decrease in net assets	(4,159,788,803)	(3,592,233,422)
NET ASSETS:
Beginning of period	16,333,426,486	19,925,659,908
End of period*	$12,173,637,683	$16,333,426,486

*Including undistributed net investment income of	$4,802,319	$4,844,577

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements
January 31, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund offers shares in five classes, Class A, Class B, Class C, Class R, and Class Y. Class A shares are sold with a front-end sales charge and Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class B shares automatically convert to Class A shares after 7 years. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class' distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available.  Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions. The Fund may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer Discretionary	$2,091,769,369	$119,300,274	$–	$2,211,069,643
Consumer Staples	117,724,898	161,704,932	–	279,429,830
Energy	945,855,568	–	–	945,855,568
Financials	3,550,903,507	84,937,487	–	3,635,840,994
Health Care	848,721,948	–	–	848,721,948
Industrials	541,849,737	98,640,400	–	640,490,137
Information Technology	1,601,980,604	–	749,277,203	2,351,257,807
Materials	757,570,301	399,651,516	–	1,157,221,817
Short-term securities	–	40,243,000	–	40,243,000
Total Investments	$10,456,375,932	$904,477,609	$749,277,203	$12,110,130,744

Level 1 to Level 2 Transfers**:
Consumer Discretionary		$119,300,274
Consumer Staples		161,704,932
Financials		84,937,487
Industrials		98,640,400
Materials		399,651,516
Total		$864,234,609

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended January 31, 2016.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended January 31, 2016:

Investment Securities:
Beginning balance	$553,286,379
Cost of purchases	5,106,385
Increase in unrealized appreciation	190,884,439
Ending balance	$749,277,203

Increase in unrealized appreciation during the period on Level 3 securities still held at January 31, 2016 and included in the change in net assets for the period	$190,884,439

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges.  Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Fair Value at	Valuation	Unobservable
Investments at Value	January 31, 2016	Technique	Input	Amount
Common Stock	$612,782,300	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount Rate	6.45%

Preferred Stock	136,494,903	Market Approach	Transaction Price	$30.5765
	$749,277,203

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund's investment. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. An increase or decrease in these inputs would result in higher or lower fair value measurements.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of January 31, 2016, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, wash sales, partnership income, in-kind redemptions, equalization accounting for tax purposes, and commission repayments. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2016 were $2,310,245,435 and $4,793,692,605, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate is 0.55% of the average net assets on the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, 0.41% on the next $7 billion, and 0.395% of the average net assets in excess of $55 billion. Advisory fees paid during the six months ended January 31, 2016 approximated 0.51% of the average net assets.

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2016 amounted to $542,029. State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2016 amounted to $217,500.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2016 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Distribution Plan Fees - The Fund has adopted separate Distribution Plans ("12b-1 Plans") for Class A, Class B, Class C, and Class R shares. Under the 12b-1 Plans, the Fund reimburses Davis Distributors, LLC ("Distributor"), the Fund's Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. The Fund pays the Distributor 12b-1 fees on Class B and Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class B or Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. ("FINRA"), which currently is 1.00%. The Fund pays the 12b-1 fees on Class B and Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class B and Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B and Class C shares which have been sold. Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the FINRA (1.00%). The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution fees and 0.25% may be used to pay service fees.

	Six months ended January 31, 2016 (Unaudited)
	Class A	Class B	Class C	Class R
Distribution fees	$–	$263,684	$10,504,786	$295,267
Service fees	9,130,087	86,165	3,501,595	295,266

Sales Charges - Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

Class B and Class C shares of the Fund are sold at net asset value and are redeemed at net asset value. A CDSC is imposed upon redemption of certain Class B shares within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Fund, of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class B and Class C shares of the Fund are re-allowed to qualified selling dealers.

Six months ended January 31, 2016 (Unaudited)
Class A		Commission advances by the		CDSCs received by the
Commissions		Distributor on the sale of		Distributor from
Retained	Re-allowed to
by Distributor	investment dealers	Class B	Class C	Class B	Class C
$171,898	$933,315	$87,601	$433,913	$48,772	$37,308

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2016 (Unaudited)

NOTE 4 - CAPITAL STOCK

At January 31, 2016, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 2.225 billion shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

	Six months ended January 31, 2016 (Unaudited)
		Reinvestment			Net Increase
	Sold	of Distributions	Redeemed		(Decrease)

Shares: Class A	6,329,394	20,911,292	(52,957,637)	*	(25,716,951)
Class B	90,937	217,014	(623,683)		(315,732)
Class C	2,636,531	8,826,451	(11,471,018)		(8,036)
Class R	544,965	681,412	(1,183,653)		42,724
Class Y	9,150,602	9,541,446	(27,519,019)		(8,826,971)
Value: Class A	$202,641,231	$648,877,388	$(1,726,069,403)	*	$(874,550,784)
Class B	2,718,223	6,141,497	(18,434,006)		(9,574,286)
Class C	76,224,469	254,996,170	(346,415,791)		(15,195,152)
Class R	17,665,985	21,219,159	(38,389,159)		495,985
Class Y	295,093,170	301,223,433	(890,138,524)		(293,821,921)

	Year ended July 31, 2015
		Reinvestment			Net Increase
	Sold	of Distributions	Redeemed		(Decrease)

Shares: Class A	10,559,639	50,162,927	(85,279,449)	*	(24,556,883)
Class B	166,404	583,276	(1,810,105)		(1,060,425)
Class C	3,086,807	18,299,229	(16,111,083)		5,274,953
Class R	948,241	1,496,026	(2,953,253)		(508,986)
Class Y	28,408,969	24,679,242	(71,322,138)	*	(18,233,927)
Value: Class A	$400,788,980	$1,774,359,428	$(3,290,311,097)	*	$(1,115,162,689)
Class B	5,866,737	19,180,916	(64,211,952)		(39,164,299)
Class C	110,583,230	608,985,175	(576,836,643)		142,731,762
Class R	36,064,305	53,075,292	(112,300,343)		(23,160,746)
Class Y	1,134,579,922	888,283,992	(2,723,071,716)	*	(700,207,802)

* Includes redemptions as a result of in-kind transfers of securities (see Note 8 of the Notes to Financial Statements).

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2016 (Unaudited)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six-month period ended January 31, 2016.

NOTE 6 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2016, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $749,277,203 or 6.15% of the Fund's net assets as of January 31, 2016. Information regarding restricted securities is as follows:

				Valuation per Unit/Share
	Acquisition		Cost per	as of
Security	Date	Units/Shares	Unit/Share	January 31, 2016
ASAC II L.P.	10/10/13	247,000,000	$1.00	$2.4809
Didi Kuaidi Joint Co., Series A, Pfd.	07/27/15	4,464,046	27.7569	30.5765

NOTE 8 - IN-KIND REDEMPTIONS

During the six-month period ended January 31, 2016, the Fund's Class A shareholders redeemed 21,231,320 shares in exchange for portfolio securities valued at $696,083,926. The Fund realized a gain of $300,119,023.

This gain is not taxable to the Fund for federal income tax purposes.

DAVIS NEW YORK VENTURE FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value,			Total from
	Beginning of	Net Investment	Net Realized and	Investment
	Period	Income (Loss)[a]	Unrealized Gains	Operations
Davis New York Venture Fund Class A:
Six months ended January 31, 2016[e]	$35.06	$0.08	$(3.73)	$(3.65)
Year ended July 31, 2015	$39.35	$0.15	$3.33	$3.48
Year ended July 31, 2014	$39.18	$0.22	$5.22	$5.44
Year ended July 31, 2013	$34.89	$0.43	$8.76	$9.19
Year ended July 31, 2012	$34.57	$0.30	$0.22	$0.52
Year ended July 31, 2011	$30.22	$0.32	$4.41	$4.73
Davis New York Venture Fund Class B:
Six months ended January 31, 2016[e]	$32.30	$(0.07)	$(3.41)	$(3.48)
Year ended July 31, 2015	$36.94	$(0.18)	$3.08	$2.90
Year ended July 31, 2014	$37.21	$(0.15)	$4.95	$4.80
Year ended July 31, 2013	$33.22	$0.08	$8.34	$8.42
Year ended July 31, 2012	$33.01	$(0.01)	$0.22	$0.21
Year ended July 31, 2011	$28.88	$0.01	$4.23	$4.24
Davis New York Venture Fund Class C:
Six months ended January 31, 2016[e]	$32.88	$(0.04)	$(3.48)	$(3.52)
Year ended July 31, 2015	$37.44	$(0.15)	$3.15	$3.00
Year ended July 31, 2014	$37.61	$(0.09)	$4.99	$4.90
Year ended July 31, 2013	$33.53	$0.12	$8.44	$8.56
Year ended July 31, 2012	$33.28	$0.03	$0.22	$0.25
Year ended July 31, 2011	$29.12	$0.05	$4.25	$4.30
Davis New York Venture Fund Class R:
Six months ended January 31, 2016[e]	$35.17	$0.03	$(3.74)	$(3.71)
Year ended July 31, 2015	$39.45	$0.03	$3.35	$3.38
Year ended July 31, 2014	$39.28	$0.10	$5.23	$5.33
Year ended July 31, 2013	$34.91	$0.30	$8.80	$9.10
Year ended July 31, 2012	$34.57	$0.20	$0.22	$0.42
Year ended July 31, 2011	$30.23	$0.20	$4.42	$4.62
Davis New York Venture Fund Class Y:
Six months ended January 31, 2016[e]	$35.63	$0.12	$(3.78)	$(3.66)
Year ended July 31, 2015	$39.88	$0.25	$3.37	$3.62
Year ended July 31, 2014	$39.63	$0.32	$5.30	$5.62
Year ended July 31, 2013	$35.29	$0.52	$8.87	$9.39
Year ended July 31, 2012	$34.98	$0.39	$0.21	$0.60
Year ended July 31, 2011	$30.56	$0.41	$4.47	$4.88

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
	Distributions					Net Assets,			Net
Dividends from	from			Net Asset		End of	Gross		Investment
Net Investment	Realized	Return of	Total	Value, End	Total	Period (in	Expense	Net Expense	Income	Portfolio
Income	Gains	Capital	Distributions	of Period	Return[b]	millions)	Ratio	Ratio[c]	(Loss) Ratio	Turnover[d]

$(0.07)	$(3.05)	$–	$(3.12)	$28.29	(11.18)%	$6,543	0.88%[f]	0.88%[f]	0.49%[f]	16%
$(0.17)	$(7.60)	$–	$(7.77)	$35.06	9.76%	$9,012	0.86%	0.86%	0.39%	23%
$(0.20)	$(5.07)	$–	$(5.27)	$39.35	13.92%	$11,080	0.86%	0.86%	0.55%	20%
$(0.61)	$(4.29)	$–	$(4.90)	$39.18	27.84%	$11,297	0.88%	0.88%	1.14%	7%
$(0.20)	$–	$–	$(0.20)	$34.89	1.54%	$12,016	0.90%	0.90%	0.89%	11%
$(0.38)	$–	$–	$(0.38)	$34.57	15.70%	$17,369	0.89%	0.89%	0.93%	8%

$–	$(3.05)	$–	$(3.05)	$25.77	(11.62)%	$56	1.83%[f]	1.83%[f]	(0.46)%[f]	16%
$–	$(7.54)	$–	$(7.54)	$32.30	8.72%	$80	1.80%	1.80%	(0.55)%	23%
$–	$(5.07)	$–	$(5.07)	$36.94	12.90%	$131	1.79%	1.79%	(0.38)%	20%
$(0.14)	$(4.29)	$–	$(4.43)	$37.21	26.64%	$205	1.81%	1.81%	0.21%	7%
$–	$–	$–	$–	$33.22	0.64%	$290	1.82%	1.82%	(0.03)%	11%
$(0.11)	$–	$–	$(0.11)	$33.01	14.68%	$484	1.79%	1.79%	0.03%	8%

$–	$(3.05)	$–	$(3.05)	$26.31	(11.53)%	$2,440	1.66%[f]	1.66%[f]	(0.29)%[f]	16%
$–	$(7.56)	$–	$(7.56)	$32.88	8.91%	$3,050	1.64%	1.64%	(0.39)%	23%
$–	$(5.07)	$–	$(5.07)	$37.44	13.03%	$3,275	1.64%	1.64%	(0.23)%	20%
$(0.19)	$(4.29)	$–	$(4.48)	$37.61	26.85%	$3,188	1.67%	1.67%	0.35%	7%
$–	$–	$–	$–	$33.53	0.75%	$2,985	1.68%	1.68%	0.11%	11%
$(0.14)	$–	$–	$(0.14)	$33.28	14.78%	$3,731	1.67%	1.67%	0.15%	8%

$(0.02)	$(3.05)	$–	$(3.07)	$28.39	(11.31)%	$208	1.17%[f]	1.17%[f]	0.20%[f]	16%
$(0.06)	$(7.60)	$–	$(7.66)	$35.17	9.45%	$257	1.16%	1.16%	0.09%	23%
$(0.09)	$(5.07)	$–	$(5.16)	$39.45	13.58%	$308	1.16%	1.16%	0.25%	20%
$(0.44)	$(4.29)	$–	$(4.73)	$39.28	27.45%	$335	1.18%	1.18%	0.84%	7%
$(0.08)	$–	$–	$(0.08)	$34.91	1.24%	$462	1.20%	1.20%	0.59%	11%
$(0.28)	$–	$–	$(0.28)	$34.57	15.33%	$737	1.22%	1.22%	0.60%	8%

$(0.12)	$(3.05)	$–	$(3.17)	$28.80	(11.06)%	$2,926	0.63%[f]	0.63%[f]	0.74%[f]	16%
$(0.27)	$(7.60)	$–	$(7.87)	$35.63	10.02%	$3,935	0.62%	0.62%	0.63%	23%
$(0.30)	$(5.07)	$–	$(5.37)	$39.88	14.23%	$5,131	0.62%	0.62%	0.79%	20%
$(0.76)	$(4.29)	$–	$(5.05)	$39.63	28.14%	$5,206	0.64%	0.64%	1.38%	7%
$(0.29)	$–	$–	$(0.29)	$35.29	1.79%	$5,691	0.64%	0.64%	1.15%	11%
$(0.46)	$–	$–	$(0.46)	$34.98	16.05%	$7,420	0.62%	0.62%	1.20%	8%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[e]	Unaudited.

[f]	Annualized.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of "cookies" when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

DAVIS NEW YORK VENTURE FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	Co-CEO, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable One Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

DAVIS NEW YORK VENTURE FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS NEW YORK VENTURE FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis New York Venture Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

Davis Research Fund

Portfolio of Davis New York Venture Fund, Inc.

January 31, 2016

SEMI-ANNUAL REPORT

Over 45 Years of Reliable Investing™

DAVIS RESEARCH FUND	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC's website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279 and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS RESEARCH FUND	Management's Discussion of Fund Performance

Performance Overview

Davis Research Fund underperformed the Standard & Poor's 500® Index ("S&P 500") for the six-month period ended January 31, 2016. The Fund's Class A shares delivered a total return on net asset value of negative 8.17%, versus a negative 6.77% return for the S&P 500. The sectors1 within the S&P 500 that reported the weakest performance were Materials (down 14%), Energy (down 13%), and Health Care (down 12%). The only sectors within the S&P 500 that reported positive performance were Telecommunication Services (up 7%), Utilities (up 5%), and Consumer Staples (up 2%).

Detractors from Performance

The Fund's holdings in the Consumer Discretionary sector were the most significant detractor from performance2. The Fund's Consumer Discretionary holdings were down about 13%, compared to down 7% for the S&P 500 sector. Liberty Global3 (down 31%) was the Fund's overall top detractor and third-largest holding. Las Vegas Sands (down 17%), Party City (down 46%), and Tiffany (down 33%) were also leading detractors.

Returns from holdings in the Financials sector were another drag on performance. The Fund's Financial holdings were down about 11%, compared to 12% for the S&P 500 sector. Standard Chartered (down 55%) and Bank of New York Mellon (down 16%) were weak performers.

Additional detractors included Valeant Pharmaceuticals (down 65%) and Express Scripts (down 20%) from the Health Care sector and LafargeHolcim (down 36%) from the Materials sector.

The Fund did not have any holdings in the top two performing sectors of the S&P 500, Telecommunication Services and Utilities.

Approximately 13% of the Fund's net assets were invested in foreign securities. As a whole, the Fund's foreign and domestic holdings both produced negative performance figures, with its foreign holdings significantly underperforming its domestic holdings (down 20%, compared to down 7%).

Contributors to Performance

The Fund's holdings in the Information Technology sector made significant contributions to performance. The Fund's Information Technology holdings were up about 2%, compared to down 3% for the S&P 500 sector. Microsoft (up 20%) was the Fund's overall top contributor. Texas Instruments (up 7%), the Fund's largest holding, was also a key contributor, along with SAP (up 11%), First Solar (up 55%), Intel (up 9%), and Qihoo 360 Technology (up 16%).

Additional contributors included Precision Castparts (up 21%) from the Industrials sector, Amazon (up 9%) and NIKE (up 8%) from the Consumer Discretionary sector, and Fairfax Financial (up 8%) from the Financials sector.

The Fund had roughly 15% of assets in Cash & Equivalents, which was a contributor to performance.

Davis Research Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Research Fund's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, focused portfolio risk, headline risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.
Class A shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of this report, in selected states where eligible investors are residents. Shares of Davis Research Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.
Past performance does not guarantee future results, fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended January 31, 2016, unless otherwise noted. Return figures for underlying fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g. trading activity, weighting). Portfolio holding information is as of the end of the six-month period, January 31, 2016, unless otherwise noted.
1  The companies included in the Standard & Poor's 500® Index are divided into ten sectors. One or more industry groups make up a sector.
2  A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3  This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS RESEARCH FUND	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Research Fund Class A versus the
Standard & Poor's 500® Index for an investment made on January 31, 2006

Average Annual Total Return for periods ended January 31, 2016

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (10/31/01)	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	(2.06)%	8.90%	4.64%	6.27%	0.69%	0.69%
Class A - with sales charge	(6.71)%	7.85%	4.13%	5.90%	0.69%	0.69%
S&P 500® Index	(0.67)%	10.91%	6.48%	6.45%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Research Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

3

DAVIS RESEARCH FUND	Fund Overview
January 31, 2016 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund's 01/31/16 Net Assets)		(% of 01/31/16 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	72.13%	Information Technology	22.32%	20.66%
Common Stock (Foreign)	12.96%	Retailing	10.33%	5.40%
Short-Term Investments	14.92%	Materials	9.52%	2.60%
Other Assets & Liabilities	(0.01)%	Diversified Financials	8.64%	4.76%
	100.00%	Health Care	8.52%	14.76%
		Media	7.91%	3.13%
		Capital Goods	7.17%	7.04%
		Insurance	7.03%	2.68%
		Banks	5.45%	5.67%
		Consumer Durables & Apparel	4.05%	1.46%
		Consumer Services	2.99%	1.98%
		Household & Personal Products	2.64%	2.21%
		Other	2.22%	26.92%
		Commercial & Professional Services	1.21%	0.73%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 01/31/16 Net Assets)
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	2.95%
Time Warner Cable Inc.	Media	2.87%
Liberty Global PLC, Series C	Media	2.82%
Microsoft Corp.	Software & Services	2.60%
Las Vegas Sands Corp.	Consumer Services	2.54%
MasterCard, Inc., Class A	Software & Services	2.49%
Berkshire Hathaway Inc.*	Diversified Financial Services	2.25%
Colgate-Palmolive Co.	Household & Personal Products	2.25%
Oracle Corp.	Software & Services	2.24%
Monsanto Co.	Materials	2.19%

* Berkshire Hathaway Inc. holding includes Class A and Class B.

4

DAVIS RESEARCH FUND	Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is for the six-month period ended January 31, 2016.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end sales charges (loads). Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(08/01/15)	(01/31/16)	(08/01/15-01/31/16)

Class A
Actual	$1,000.00	$918.31	$3.33
Hypothetical	$1,000.00	$1,021.67	$3.51

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class's annualized operating expense ratio (0.69%)**, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS RESEARCH FUND	Schedule of Investments
January 31, 2016 (Unaudited)

	Shares/Units	Value (Note 1)
COMMON STOCK – (85.09%)
CONSUMER DISCRETIONARY – (22.12%)
Automobiles & Components – (0.61%)
Johnson Controls, Inc.	8,760	$314,221
Consumer Durables & Apparel – (3.45%)
Jarden Corp. *	16,500	875,325
NIKE, Inc., Class B	14,420	894,184
		1,769,509
Consumer Services – (2.54%)
Las Vegas Sands Corp.	28,980	1,306,998
Media – (6.73%)
Cable One, Inc.	530	227,895
Liberty Global PLC, LiLAC Class C *	2,063	76,022
Liberty Global PLC, Series C *	43,510	1,449,318
Naspers Ltd., Class N (South Africa)	1,800	227,471
Time Warner Cable Inc.	8,110	1,476,101
		3,456,807
Retailing – (8.79%)
Advance Auto Parts, Inc.	6,290	956,394
Amazon.com, Inc. *	1,354	794,798
JD.com Inc., Class A, ADR (China)*	10,150	264,205
Liberty Interactive Corp., Liberty Ventures, Series A *	17,980	707,153
Lowe's Cos, Inc.	1,430	102,474
Party City Holdco Inc. *	19,470	187,496
Priceline Group Inc. *	370	394,039
Tiffany & Co.	5,000	319,200
TJX Cos, Inc.	8,990	640,448
Vipshop Holdings Ltd., Class A, ADR (China)*	11,500	147,660
		4,513,867
	Total Consumer Discretionary	11,361,402
CONSUMER STAPLES – (2.93%)
Food, Beverage & Tobacco – (0.68%)
Nestle S.A. (Switzerland)	4,765	351,049
Household & Personal Products – (2.25%)
Colgate-Palmolive Co.	17,090	1,154,087
	Total Consumer Staples	1,505,136
ENERGY – (0.60%)
Boardwalk Pipeline Partners, L.P.	22,090	241,002
Transocean Ltd. (Switzerland)	6,255	65,177
	Total Energy	306,179
FINANCIALS – (17.96%)
Banks – (4.63%)
Citizens Financial Group Inc.	11,680	248,200
JPMorgan Chase & Co.	12,670	753,865
Standard Chartered PLC (United Kingdom)	79,910	539,072
U.S. Bancorp	20,925	838,256
		2,379,393
Diversified Financials – (7.35%)
Capital Markets – (3.22%)
Bank of New York Mellon Corp.	21,780	788,872

6

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2016 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Brookfield Asset Management Inc., Class A (Canada)	10,500	$314,580
Franklin Resources, Inc.	7,000	242,620
Goldman Sachs Group, Inc.	1,890	305,348
		1,651,420
Consumer Finance – (0.70%)
American Express Co.	6,750	361,125
Diversified Financial Services – (3.43%)
Berkshire Hathaway Inc., Class A *	4	777,440
Berkshire Hathaway Inc., Class B *	2,915	378,280
Visa Inc., Class A	8,135	605,976
		1,761,696
		3,774,241
Insurance – (5.98%)
Multi-line Insurance – (2.76%)
Fairfax Financial Holdings Ltd. (Canada)	760	389,371
Loews Corp.	27,770	1,027,767
		1,417,138
Property & Casualty Insurance – (1.83%)
Chubb Ltd.	4,000	452,280
Progressive Corp.	7,350	229,688
W. R. Berkley Corp.	5,080	254,762
		936,730
Reinsurance – (1.39%)
Everest Re Group, Ltd.	4,000	715,760
		3,069,628
	Total Financials	9,223,262
HEALTH CARE – (7.25%)
Health Care Equipment & Services – (5.20%)
Diagnosticos da America S.A. (Brazil)	47,510	123,621
Express Scripts Holding Co. *	7,255	521,417
Laboratory Corp. of America Holdings *	5,305	596,017
Quest Diagnostics Inc.	10,550	692,818
UnitedHealth Group Inc.	6,420	739,327
		2,673,200
Pharmaceuticals, Biotechnology & Life Sciences – (2.05%)
Agilent Technologies, Inc.	9,190	346,004
Valeant Pharmaceuticals International, Inc. (Canada)*	7,810	704,618
		1,050,622
	Total Health Care	3,723,822
INDUSTRIALS – (7.13%)
Capital Goods – (6.10%)
Brenntag AG (Germany)	8,975	440,382
Eaton Corp. PLC	13,980	706,130
Precision Castparts Corp.	1,320	310,134
Rockwell Automation, Inc.	2,635	251,827
Schneider Electric SE (France)	6,515	347,613

7

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2016 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
United Technologies Corp.	9,700	$850,593
W.W. Grainger, Inc.	1,160	228,160
		3,134,839
Commercial & Professional Services – (1.03%)
Experian PLC (United Kingdom)	30,445	519,357
Tyco International PLC	220	7,566
		526,923
	Total Industrials	3,661,762
INFORMATION TECHNOLOGY – (18.99%)
Semiconductors & Semiconductor Equipment – (6.50%)
Applied Materials, Inc.	51,990	917,624
First Solar, Inc. *	4,030	276,700
Intel Corp.	20,270	628,775
Texas Instruments Inc.	28,650	1,516,444
		3,339,543
Software & Services – (10.91%)
Baidu, Inc., Class A, ADR (China)*	1,370	223,680
MasterCard, Inc., Class A	14,390	1,281,141
Microsoft Corp.	24,210	1,333,729
Oracle Corp.	31,645	1,149,030
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	1,925	138,042
salesforce.com, inc. *	6,800	462,808
SAP SE, ADR (Germany)	12,730	1,015,854
		5,604,284
Technology Hardware & Equipment – (1.58%)
Apple Inc.	3,290	320,249
Hewlett Packard Enterprise Co.	20,830	286,621
HP Inc.	20,830	202,259
		809,129
	Total Information Technology	9,752,956
MATERIALS – (8.11%)
Cemex S.A.B. de C.V., ADR (Mexico)*	23,540	106,636
Ecolab Inc.	3,975	428,783
LafargeHolcim Ltd. (Switzerland)*	17,438	739,494
Monsanto Co.	12,430	1,126,158
Praxair, Inc.	7,865	786,500
Sherwin-Williams Co.	3,810	974,103
	Total Materials	4,161,674
TOTAL COMMON STOCK – (Identified cost $38,188,308)		43,696,193
SHORT-TERM INVESTMENTS – (14.92%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.34%, 02/01/16, dated 01/29/16, repurchase value of $2,535,072 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.875%-1.75%, 09/28/16-06/22/20, total market value $2,585,700)	$2,535,000	2,535,000

8

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2016 (Unaudited)

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.36%, 02/01/16, dated 01/29/16, repurchase value of $2,565,077 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.938%-8.00%, 10/01/18-10/20/64, total market value $2,616,300)	$2,565,000	$2,565,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.46%, 02/01/16, dated 01/29/16, repurchase value of $2,565,098 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-5.50%, 12/01/24-01/01/46, total market value $2,616,300)	2,565,000	2,565,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,665,000)	7,665,000
		Total Investments – (100.01%) – (Identified cost $45,853,308) – (a)	51,361,193
		Liabilities Less Other Assets – (0.01%)	(5,867)
		Net Assets – (100.00%)	$51,355,326

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $45,843,937. At January 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$8,897,007
		Unrealized depreciation	(3,379,751)
		Net unrealized appreciation	$5,517,256

See Notes to Financial Statements

9

DAVIS RESEARCH FUND	Statement of Assets and Liabilities
At January 31, 2016 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$51,361,193
Cash	1,598
Receivables:
Dividends and interest	50,323
Prepaid expenses	1,366
Total assets	51,414,480
LIABILITIES:
Payables:
Investment securities purchased	7,548
Accrued audit fees	10,440
Accrued custodian fees	6,611
Accrued investment advisory fee	24,677
Other accrued expenses	9,878
Total liabilities	59,154
NET ASSETS	$51,355,326
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$146,275
Additional paid-in capital	46,946,697
Accumulated net investment loss	(4,509)
Accumulated net realized losses from investments and foreign currency transactions	(1,239,357)
Net unrealized appreciation on investments and foreign currency transactions	5,506,220
Net Assets	$51,355,326

CLASS A SHARES:
Net assets	$51,355,326
Shares outstanding	2,925,507
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$17.55
Maximum offering price per share (100/95.25 of $17.55)†	$18.43

*Including:
Cost of Investments	$45,853,308
Cost and market value of repurchase agreements (if greater than 10% of net assets)	7,665,000

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

10

DAVIS RESEARCH FUND	Statement of Operations
For the six months ended January 31, 2016 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$316,086
Interest		6,679
Total income		322,765
Expenses:
Investment advisory fees (Note 3)	$147,789
Custodian fees	14,163
Transfer agent fees	510
Audit fees	10,440
Legal fees	74
Accounting fees (Note 3)	996
Directors' fees and expenses	2,265
Registration and filing fees	4,000
Miscellaneous	5,127
Total expenses		185,364
Net investment income		137,401
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		877,244
Foreign currency transactions		(275)
Net realized gain		876,969
Net decrease in unrealized appreciation		(5,572,854)
Net realized and unrealized loss on investments and foreign currency transactions		(4,695,885)
Net decrease in net assets resulting from operations		$(4,558,484)
*Net of foreign taxes withheld as follows		$1,614

See Notes to Financial Statements

11

DAVIS RESEARCH FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
OPERATIONS:
Net investment income	$137,401	$328,998
Net realized gain from investments and foreign currency transactions	876,969	3,630,323
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(5,572,854)	920,802
Net increase (decrease) in net assets resulting from operations	(4,558,484)	4,880,123
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(334,364)	(385,212)
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions (Note 4)	345,280	5,288,241
Total increase (decrease) in net assets	(4,547,568)	9,783,152
NET ASSETS:
Beginning of period	55,902,894	46,119,742
End of period*	$51,355,326	$55,902,894
*Including undistributed net investment income (loss) of	$(4,509)	$192,454
See Notes to Financial Statements

12

DAVIS RESEARCH FUND	Notes to Financial Statements
January 31, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund commenced operations on October 31, 2001. Prior to January 19, 2011, the Fund offered shares in three classes, Class A, Class B, and Class C. The Fund ceased operations of Class B and Class C shares on January 19, 2011. Class A shares are sold with a front-end sales charge. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

13

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer Discretionary	$11,133,931	$227,471	$–	$11,361,402
Consumer Staples	1,154,087	351,049	–	1,505,136
Energy	306,179	–	–	306,179
Financials	8,684,190	539,072	–	9,223,262
Health Care	3,600,201	123,621	–	3,723,822
Industrials	2,354,410	1,307,352	–	3,661,762
Information Technology	9,752,956	–	–	9,752,956
Materials	3,422,180	739,494	–	4,161,674
Short-term securities	–	7,665,000	–	7,665,000
Total Investments	$40,408,134	$10,953,059	$–	$51,361,193

Level 1 to Level 2 Transfers**:
Consumer Staples		$351,049
Financials		539,072
Health Care		123,621
Industrials		1,307,352
Materials		739,494
Total		$3,060,588

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended January 31, 2016.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

14

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of January 31, 2016, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

At July 31, 2015, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss
Carryforwards
Expiring
07/31/2018	$1,709,000
07/31/2019	417,000
Total	$2,126,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, partnership income, Directors' deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

15

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2016 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2016 were $5,177,608 and $4,591,048, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

As of January 31, 2016, one related shareholder's investment in the Fund represents 99% of outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The fixed annual rate is 0.55% of the average net assets.

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2016 amounted to $116. State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2016 amounted to $996.

Distribution Plan Fee - The Fund has adopted a Distribution Plan ("12b-1 Plan") for Class A shares. Under the 12b-1 Plan, the Fund reimburses Davis Distributors, LLC ("Distributor"), the Fund's Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2016.

Sales Charges - Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

The Distributor received no commissions earned on sales of Class A shares of the Fund for the six months ended January 31, 2016.

16

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2016 (Unaudited)

NOTE 4 - CAPITAL STOCK

At January 31, 2016, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 500 million shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

	Six months ended January 31, 2016 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Increase
Shares: Class A	669	17,993	–	18,662
Value: Class A	$12,223	$333,057	$–	$345,280

	Year ended July 31, 2015
	Sold	Reinvestment of Distributions	Redeemed	Net Increase
Shares: Class A	269,294	20,943	(5,330)	284,907
Value: Class A	$5,006,066	$384,507	$(102,332)	$5,288,241

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six-month period ended January 31, 2016.

17

DAVIS RESEARCH FUND	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A
	Six months
	ended
	January 31,
	2016	Year ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$19.23	$17.59	$15.37	$12.37	$12.12	$10.55
Income (Loss) from Investment Operations:
Net Investment Income	0.05	0.11	0.16	0.22	0.17	0.13
Net Realized and Unrealized Gains (Losses)	(1.61)	1.67	2.23	3.00	0.18	1.57
Total from Investment Operations	(1.56)	1.78	2.39	3.22	0.35	1.70
Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.14)	(0.17)	(0.22)	(0.10)	(0.13)
Total Dividends and Distributions	(0.12)	(0.14)	(0.17)	(0.22)	(0.10)	(0.13)
Net Asset Value, End of Period	$17.55	$19.23	$17.59	$15.37	$12.37	$12.12
Total Return[a]	(8.17)%	10.17%	15.62%	26.36%	2.95%	16.16%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$51,355	$55,903	$46,120	$39,914	$31,635	$30,781
Ratio of Expenses to Average Net Assets:
Gross	0.69%[b]	0.68%	0.70%	0.71%	0.78%	0.82%
Net[c]	0.69%[b]	0.68%	0.70%	0.71%	0.78%	0.82%
Ratio of Net Investment Income to Average Net Assets	0.51%[b]	0.64%	0.96%	1.61%	1.43%	1.09%
Portfolio Turnover Rate[d]	10%	27%	27%	45%	28%	30%

[a]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

[b]	Annualized.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

18

DAVIS RESEARCH FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of "cookies" when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

19

DAVIS RESEARCH FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	Co-CEO, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable One Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Director, Fifth Third Bancorp
(diversified financial services).

20

DAVIS RESEARCH FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one Portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

21

DAVIS RESEARCH FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Research Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279.

ITEM 2.  CODE OF ETHICS

Not Applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.  The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12.  EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3)	Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 1, 2016

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: April 1, 2016